Fair Values of Pension Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 25, 2012
Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 894,362
Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	6,585
Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	883,940
Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	3,837
Cash and cash equivalents | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	6,585
Cash and cash equivalents | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	6,585
Cash and cash equivalents | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0
Cash and cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0
U.S. large cap | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	208,722	[1]
U.S. large cap | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[1]
U.S. large cap | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	208,722	[1]
U.S. large cap | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[1]
U.S. small cap | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	37,356	[1]
U.S. small cap | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[1]
U.S. small cap | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	37,356	[1]
U.S. small cap | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[1]
International | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	158,281	[1]
International | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[1]
International | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	158,281	[1]
International | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[1]
Fixed income securities | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	397,706	[2]
Fixed income securities | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[2]
Fixed income securities | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	397,706	[2]
Fixed income securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[2]
Real estate | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	69,526	[3]
Real estate | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[3]
Real estate | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	69,526	[3]
Real estate | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[3]
Private equity | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	3,837	[4]
Private equity | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[4]
Private equity | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[4]
Private equity | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	3,837	[4]
Hedge funds | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	5,733	[5]
Hedge funds | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[5]
Hedge funds | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	5,733	[5]
Hedge funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[5]
Other | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	6,616	[6]
Other | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[6]
Other | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	6,616	[6]
Other | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 0	[6]

[1]	Primarily comprised of equity index funds that track various market indices.
[2]	Predominantly includes bond index funds that invest in U.S. government and investment grade corporate bonds.
[3]	Primarily comprised of investments in U.S. Real Estate Investment Trusts.
[4]	Represents holdings in a diversified portfolio of private equity funds and direct investments in companies located primarily in North America. Fair values are determined by investment fund managers using primarily unobservable market data.
[5]	Primarily invested in a diversified portfolio of equities, bonds, alternatives and cash with a low tolerance for capital loss.
[6]	Primarily relates to accounts held and managed by a third-party insurance company for employee-participants in Belgium. Fair values are based on accumulated plan contributions plus a contractually-guaranteed return plus a share of any incremental investment fund profits.